Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies

9. Commitments and contingencies

Operating Lease

Currently, the Company has no property under an operating lease.

As noted in Note 5, the Company has an irrevocable order for some equipment which it has already paid a deposit equivalent to about 50% of the cost. The total cost of the purchase order is $5,272,500 and the balance, net of purchase credits, will be progressively paid upon delivery by December 2023.